Per Share Amounts - Additional Information (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Feb. 18, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Total Preferred Share Dividends Declared		$ 14	$ 36
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, shares (in shares)		9.0	9.8
Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Total Preferred Share Dividends Declared		$ 14	$ 45
Preferred Shares | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share)	$ 0.200
Dividends declared	$ 2